Financing Arrangements	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Financing Arrangements
Note 13 — Financing Arrangements
In December 2011, the Company entered into
the unsecured
$500,000 five-year revolving credit facility with a syndicate of banks (the “Revolving Credit Facility”). In December 2014, the Revolving
Credit Facility
was amended and restated to, among other things, extend the maturity date of the facility to December 2019. In December
2017, the Revolving Credit Facility was amended and restated again to, among other things, extend the maturity date of the facility to December 2022. In March 2020, the Company drew an aggregate of $300,000 under the Revolving Credit Facility and repaid it in full in June 2020 in connection with the issuance of our

Senior Notes. As of September 30, 2020, the Company was in compliance with the financial covenants and had no outstanding borrowings under the Revolving Credit Facility.
In addition, unassociated with the Revolving Credit Facility discussed above, in the second quarter of fiscal year 2020, the Company entered into a $50,000 short-term loan and repaid it in full in June 2020 in connection with the issuance

of our Senior Notes. In May 2020 the Company entered into an additional $
100,000
short-term
loan which remained outstanding as of September 30, 2020.
In June 2020, the Company issued an aggregate principal amount of $650,000 in Senior Notes that will mature in June 2030 and bear interest at a fixed rate of 2.538 percent per annum (the “Senior Notes”). The interest is payable semi-annually in June and December of each year, commencing in December 2020. The Company incurred issuance costs of $6,121 in relation with the
Senior
Notes
which are being amortized to interest expenses over the term of the Senior Notes using the effective interest rate. The Senior Notes are senior unsecured obligations of the Company and rank equally in right of payment with all existing and future senior indebtedness of the Company, including any indebtedness the Company may incur from time to time under the Revolving Credit Facility.
The total interest expenses recognized in connection of the Senior Notes for the year ended September
30, 2020 were $
4,562. The accrued interest on the Senior Notes is included in accrued expenses and other current liabilities and was $
4,418 as of September 30, 2020. As of September 30, 2020, the noncurrent outstanding principal portion was $650,000.
The total estimated fair value of the Senior Notes as of September 30, 2020 was $
674,512
. The fair value was determined based on the closing
trading price of Senior Notes as of September 30, 2020 and is deemed a Level 2 liability within the fair value measurement framework.
As of September 30, 2020, the Company had additional uncommitted lines of credit available for general corporate and other specific purposes and had outstanding letters of credit and bank guarantees from various banks totaling $93,554. These were supported by a combination of the uncommitted lines of credit that the Company maintains with various banks.